Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

June 30, 2018

Dates Covered
Collections Period	06/01/18 - 06/30/18
Interest Accrual Period	06/15/18 - 07/15/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	07/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/18	498,891,745.29	22,755
Yield Supplement Overcollateralization Amount 05/31/18	25,878,394.05	0
Receivables Balance 05/31/18	524,770,139.34	22,755
Principal Payments	16,223,005.07	339
Defaulted Receivables	1,015,830.31	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/18	24,742,482.59	0
Pool Balance at 06/30/18	482,788,821.37	22,374

Pool Statistics	$ Amount	# of Accounts
Pool Factor	72.02%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	4,376,698.50	180
Past Due 61-90 days	1,002,861.64	46
Past Due 91-120 days	170,647.86	10
Past Due 121+ days	0.00	0
Total	5,550,208.00	236

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.09%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	721,805.12
Aggregate Net Losses/(Gains) - June 2018	294,025.19
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.67%
Prior Net Losses Ratio	0.62%
Second Prior Net Losses Ratio	0.73%
Third Prior Net Losses Ratio	1.05%
Four Month Average	0.77%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.52%

Overcollateralization Target Amount	9,897,170.84
Actual Overcollateralization	9,897,170.84
Weighted Average APR	3.35%
Weighted Average APR, Yield Adjusted	5.55%
Weighted Average Remaining Term	57.07

Flow of Funds	$ Amount

Collections	18,394,085.96
Investment Earnings on Cash Accounts	27,028.90
Servicing Fee	(437,308.45)
Transfer to Collection Account	0.00
Available Funds	17,983,806.41

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	784,537.78
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	5,875,643.14
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,897,170.84
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,403,445.90

Total Distributions of Available Funds	17,983,806.41

Servicing Fee	437,308.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 06/15/18	488,664,464.51
Principal Paid	15,772,813.98
Note Balance @ 07/16/18	472,891,650.53

Class A-1
Note Balance @ 06/15/18	0.00
Principal Paid	0.00
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-2a
Note Balance @ 06/15/18	97,992,232.25
Principal Paid	7,886,406.99
Note Balance @ 07/16/18	90,105,825.26
Note Factor @ 07/16/18	72.0846602%

Class A-2b
Note Balance @ 06/15/18	97,992,232.26
Principal Paid	7,886,406.99
Note Balance @ 07/16/18	90,105,825.27
Note Factor @ 07/16/18	72.0846602%

Class A-3
Note Balance @ 06/15/18	229,000,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	229,000,000.00
Note Factor @ 07/16/18	100.0000000%

Class A-4
Note Balance @ 06/15/18	52,030,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	52,030,000.00
Note Factor @ 07/16/18	100.0000000%

Class B
Note Balance @ 06/15/18	11,650,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	11,650,000.00
Note Factor @ 07/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	807,546.53
Total Principal Paid	15,772,813.98
Total Paid	16,580,360.51

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	131,472.91
Principal Paid	7,886,406.99
Total Paid to A-2a Holders	8,017,879.90

Class A-2b
One-Month Libor	2.07325%
Coupon	2.17325%
Interest Paid	183,383.62
Principal Paid	7,886,406.99
Total Paid to A-2b Holders	8,069,790.61

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2222960
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.8736060
Total Distribution Amount	25.0959020

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.0517833
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	63.0912559
Total A-2a Distribution Amount	64.1430392

A-2b Interest Distribution Amount	1.4670690
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	63.0912559
Total A-2b Distribution Amount	64.5583249

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	372.52
Noteholders' Principal Distributable Amount	627.48

Account Balances	$ Amount

Reserve Account
Balance as of 06/15/18	1,664,191.04
Investment Earnings	2,361.95
Investment Earnings Paid	(2,361.95)
Deposit/(Withdrawal)	-
Balance as of 07/16/18	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04